CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY	Total USD ($)	Total CNY	Shares [Member]	Amount [Member] USD ($)	Amount [Member] CNY	Additional Paid-in Capital [member] USD ($)	Additional Paid-in Capital [member] CNY	Statutory Reserves [member] USD ($)	Statutory Reserves [member] CNY	Accumulated Deficits [member] USD ($)	Accumulated Deficits [member] CNY	Non-controlling Interest [member] USD ($)	Non-controlling Interest [member] CNY
Balance at Dec. 31, 2008		134,959,886			2,039,196		173,054,651		3,084,020		(43,422,395)		204,414
Balance (in shares) at Dec. 31, 2008			3,362,241
Issuance of ordinary shares in Health Field acquisition		594,383			3,188		591,195
Issuance of ordinary shares in Health Field acquisition,Shares			6,183
Compensation expenses for options granted to employees		4,464,698					4,464,698
Compensation expenses for restricted shares awarded to directors and senior managements		1,711,356					1,711,356
Net loss		(27,365,371)									(25,265,497)		(2,099,874)
Balance at Dec. 31, 2009		114,364,952			2,042,384		179,821,900		3,084,020		(68,687,892)		(1,895,460)
Balance (in shares) at Dec. 31, 2009			3,368,424
Issuance of ordinary shares in Royalstone acquisition		6,426,470			31,202		6,395,268
Issuance of ordinary shares in Royalstone acquisition,Shares			60,405
Issuance of ordinary shares in Proadvancer acquisition		15,000,000			87,600		14,912,400
Issuance of ordinary shares in Proadvancer acquisition,Shares			169,584
Issuance of ordinary shares to certain managements		12,158,096					12,158,096
Issuance of ordinary shares to warrants holders		1,443,888					1,443,888
Exercise of options by employees		36,069			580		35,489
Exercise of options by employees,Shares			1,123
Compensation expenses for options granted to employees		3,930,160					3,930,160
Compensation expenses for restricted shares awarded to directors and senior managements		1,596,715					1,596,715
Disposal of Biaoshang		295,038											295,038
Net loss		(18,929,567)									(17,323,421)		(1,606,146)
Balance at Dec. 31, 2010	21,659,356	136,321,821		343,470	2,161,766	35,001,178	220,293,916	490,001	3,084,020	(13,665,820)	(86,011,313)	(509,473)	(3,206,568)
Balance (in shares) at Dec. 31, 2010			3,599,536
Issuance of ordinary shares to certain managements				27,176	171,042	(27,176)	(171,042)
Issuance of ordinary shares to certain managements,Shares			337,685
Issuance of ordinary shares to warrants holders				3,219	20,260	(3,219)	(20,260)
Issuance of ordinary shares to warrants holders,Shares			40,000
Compensation expenses for options granted to employees	625,672	3,937,919				625,672	3,937,919
Compensation expenses for restricted shares awarded to directors and senior managements	217,781	1,370,689				217,781	1,370,689
Disposal of Wangku	590,729	3,717,991										590,729	3,717,991
Appropriation to statutory reserves of eFuture Beijing								35,194	221,507	(35,194)	(221,507)
Net loss	(3,073,180)	(19,342,292)								(2,991,924)	(18,830,869)	(81,256)	(511,423)
Balance at Dec. 31, 2011	$ 20,020,358	126,006,128		$ 373,865	2,353,068	$ 35,814,236	225,411,222	$ 525,195	3,305,527	$ (16,692,938)	(105,063,689)
Balance (in shares) at Dec. 31, 2011			3,977,221